Other Current Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Other current financial assets	€ 2,495	€ 3,123
Short-term credits
Disclosure of financial assets [line items]
Other current financial assets	1,078	1,298
Deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	82	98
Derivative instruments
Disclosure of financial assets [line items]
Other current financial assets	1,210	1,441
Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	€ 125	€ 286